PROVISION FOR LEGAL CLAIM (Details Narrative) - USD ($)							3 Months Ended		9 Months Ended		12 Months Ended
	Aug. 11, 2025	May 08, 2025	Apr. 28, 2025	Jan. 24, 2025	May 17, 2024	Jul. 13, 2022	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Mar. 31, 2025	Mar. 31, 2024
ProvisionForLegalClaimLineItems [Line Items]
Damage value						$ 5,000,000
Interest		$ 817,787		$ 9,900,000					$ 693,130		$ 817,787
Plaintiff total							$ (185,833)		(768,086)	$ 1,666,000
Proceeds from insurance		8,948,085									1,252,076
Initial good faith payments		$ 1,791,000							$ 1,121		1,791,000
Insurance payment received											$ 1,666,000
Attorneys fees	$ 500,000		$ 242,418
Individually owned shares	2,316,666
Gabriel Rene [Member]
ProvisionForLegalClaimLineItems [Line Items]
Individually owned shares	1,158,333
Dan Mapes [Member]
ProvisionForLegalClaimLineItems [Line Items]
Individually owned shares	1,158,333
Cyberlab [Member]
ProvisionForLegalClaimLineItems [Line Items]
Litigation interest					$ 6,307,258
Cyberlab VTU [Member]
ProvisionForLegalClaimLineItems [Line Items]
Damage value					1,900,000
Interest					709,973
Damage cost					64,303
Plaintiff total					920,231
Initial good faith payments					1,791,000
Cyberlab VTU [Member] | Gabriel Rene and Daniel Mapes [Member]
ProvisionForLegalClaimLineItems [Line Items]
Proceeds from insurance					$ 1,666,000